Oher Revenues and Expenses - Net	12 Months Ended
Dec. 31, 2017
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Oher Revenues and Expenses - Net

NOTE 22. OTHER REVENUES AND EXPENSES-NET

Other revenues and expenses-net for each of the years ended December 31, 2017, 2016 and 2015, was as follows:

	2017		2016		2015
Revenues:
Claims recovery	Ps.	16,386,250	Ps.	3,695,217	Ps.	1,975,281
Fiscal support (Profit-sharing duty) (see Note 20a.)		—		28,439,379		—
Other income for services		4,720,546		4,266,854		3,953,888
Price of sale share (see Note 11-iii)		3,139,103		22,684,736		—
Other		4,277,207		14,228,801		6,992,954
Revenues from reinsurance premiums		1,986,568		3,694,026		1,497,779
Franchise fees		917,934		1,059,333		1,148,528
Bidding terms, sanctions, penalties and other		825,956		3,223,437		1,262,458
Gain on sale of fixed assets		—		2,687,652		—
Assets value transferred to CENAGAS		—		7,450,931		—
Negative IEPS		—		—		2,519,126

Total other revenues		32,253,564		91,430,366		19,350,014

Expenses:
Loss in the Assets value transferred to CENAGAS		—		(35,333,411)		—
Disposal of assets		(8,447,031)		(2,140,943)		(3,364,063)
Transportation and distribution of natural gas		(6,652,878)		(8,830,967)		(369,317)
Other		(7,927,150)		(3,581,036)		(726,589)
Claims		(3,640,036)		(4,757,116)		(12,527,548)
Loss in the sale of associates		(412,393)		(7,473,698)		—
Impairment of goodwill		—		(4,007,018)		—
Services provided		—		(2,656,571)		(3,237,984)

Total other expenses		(27,079,488)		(68,780,760)		(20,225,501)

Other revenues and expenses-net	Ps.	5,174,076	Ps.	22,649,606	Ps.	(875,487)